Subsidiaries - Additional Information (Detail) - CNY (¥) ¥ in Millions								12 Months Ended
	Dec. 24, 2020	Dec. 23, 2020	Dec. 18, 2020	Dec. 17, 2020	May 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Non-controlling interests								¥ 16,657	¥ 15,547
Xiamen Airlines Company Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by the Company								55.00%
Non-controlling interests								¥ 9,103	8,809
Shenyang Northern Aircraft Maintenance Co Ltd [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by the Company								100.00%
Profit (loss) from the acquisition date to year end										¥ 1
Revenue from the acquisition date to year end										39
Consolidated profit increase if acquisition had occurred at beginning of year										¥ 21
Guangdong Southern Airline Pearl Aviation Services Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by the Company								100.00%
Consolidated revenue increase if acquisition had occurred at beginning of year									499
Consolidated profit increase if acquisition had occurred at beginning of year									17
China Southern Air Logistics Co Ltd [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by the Company	55.00%	100.00%						55.00%
Non-controlling interests								¥ 4,814	¥ 2,892
Guangzhou Baiyun International Logistic Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by the Company					90.00%	29.00%	61.00%
CSAGA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by the Company			57.88%	100.00%